Document and Entity Information Document	Apr. 15, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 15, 2021
Entity Registrant Name	Summit Financial Group, Inc.
Entity Central Index Key	0000811808
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Incorporation, State or Country Code	WV
Entity File Number	0-16587
Entity Tax Identification Number	55-0672148
Entity Address, Address Line One	300 North Main Street
Entity Address, City or Town	Moorefield
Entity Address, State or Province	WV
Entity Address, Postal Zip Code	26836
City Area Code	304
Local Phone Number	530-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock Par Value $2.50 per share
Trading Symbol	SMMF
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false